Equity-Accounted Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - Excalibur and Excelsior Joint Ventures - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability	$ 0.2	$ 0.2
Difference between carrying amount and book value	$ 35.6	$ 37.2